UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-10465

Gold Bank Funds

10975 El Monte, Suite 225

Overland Park, KS 66211

 (Address of principal executive offices)

Gold Capital Management, Inc.

10975 El Monte, Suite 225

Overland Park, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: (913) 396-0300

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

# GOLD BANK FUNDS

# *Annual Report*

*December 31, 2003*

## GOLD BANK EQUITY FUND
## GOLD BANK MONEY MARKET FUND

GOLD BANK FUNDS

*Mutual funds managed by*
*Gold Capital Management, Inc.,*
*a subsidiary of Gold Banc Corporation, Inc.*

# SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003

## GOLD BANK EQUITY FUND

| SHARES | COMPANY | MARKET VALUE |
|---|---|---|
| **COMMON STOCKS — 86.5%** | | |
| **CONSUMER DISCRETIONARY — 15.8%** | | |
| 8,700 | American Greetings Corp. Cl. A* | $ 190,269 |
| 1,900 | Bandag, Inc. Cl. B* | 78,280 |
| 1,746 | Comcast Corp. Cl. A* | 57,391 |
| 16,000 | Delphi Corp. | 163,360 |
| 4,500 | Eastman Kodak Co. | 115,515 |
| 27,000 | Falcon Products, Inc.* | 118,800 |
| 39,000 | Head N.V.* | 97,500 |
| 8,300 | McDonald's Corp. | 206,089 |
| 4,100 | Newell Rubbermaid, Inc. | 93,357 |
| 1,300 | The Reader's Digest Association, Inc. | 19,058 |
| 10,600 | Time Warner, Inc.* | 190,694 |
| | | 1,330,313 |
| **CONSUMER STAPLES — 8.8%** | | |
| 11,600 | Archer-Daniels-Midland Co. | 176,552 |
| 4,800 | Campbell Soup Co. | 128,640 |
| 6,800 | Casey's General Stores, Inc. | 120,088 |
| 4,500 | CVS Corp. | 162,540 |
| 2,600 | Kimberly-Clark Corp. | 153,634 |
| | | 741,454 |
| **ENERGY — 10.1%** | | |
| 2,400 | ChevronTexaco Corp. | 207,336 |
| 1,122 | ConocoPhillips | 73,570 |
| 4,200 | Halliburton Co. | 109,200 |
| 1,700 | Marathon Oil Corp. | 56,253 |
| 2,000 | Maverick Tube Corp.* | 38,500 |
| 500 | Noble Energy, Inc. | 22,215 |
| 2,000 | Schlumberger Ltd. | 109,440 |
| 2,600 | Shell Transport & Trading Co., PLC ADR[a] | 117,078 |
| 3,000 | Unocal Corp. | 110,490 |
| | | 844,082 |
| **FINANCIALS — 0.5%** | | |
| 1,800 | 1st Source Corp. | $ 38,718 |
| **HEALTH CARE — 7.4%** | | |
| 5,000 | Applied Biosystems Group | 103,550 |
| 6,000 | Baxter International, Inc. | 183,120 |
| 7,200 | Bristol-Myers Squibb Co. | 205,920 |
| 2,100 | Hillenbrand Industries, Inc. | 130,326 |
| | | 622,916 |
| **INDUSTRIALS — 16.9%** | | |
| 7,900 | American Power Conversion Corp. | 193,155 |
| 1,200 | BHA Group Holdings, Inc. | 30,180 |
| 2,200 | The Boeing Co. | 92,708 |
| 1,700 | Cooper Industries Ltd. Cl. A | 98,481 |
| 2,500 | Emerson Electric Co. | 161,875 |
| 8,000 | Federal Signal Corp. | 140,160 |
| 5,500 | Honeywell International, Inc. | 183,865 |
| 4,300 | Insituform Technologies, Inc.* | 70,950 |
| 10,000 | Isco, Inc. | 92,500 |
| 1,000 | Lawson Products, Inc. | 33,180 |
| 2,900 | Layne Christensen Co.* | 34,075 |
| 3,500 | Raytheon Co. | 105,140 |
| 500 | Union Pacific Corp. | 34,740 |
| 4,800 | Waste Management, Inc. | 142,080 |
| | | 1,413,089 |
| **INFORMATION TECHNOLOGY — 9.3%** | | |
| 23 | Agere Systems, Inc. Cl. A* | 70 |
| 582 | Agere Systems, Inc. Cl. B* | 1,688 |
| 8,400 | Agilent Technologies, Inc.* | 245,616 |
| 12,000 | Andrew Corp.* | 138,120 |
| 8,000 | Hewlett-Packard Co. | 183,760 |
| 2,200 | Lucent Technologies, Inc.* | 6,248 |
| 14,500 | Motorola, Inc. | 204,015 |
| | | 779,517 |

*Continued on next page.*

DECEMBER 31, 2003 3

# SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003

## GOLD BANK EQUITY FUND *(Continued)*

| SHARES | COMPANY | | MARKET VALUE |
|---|---|---|---|
| **MATERIALS — 9.0%** | | | |
| 20,000 | Calgon Carbon Corp. | $ | 124,200 |
| 4,100 | E.I. Dupont de Nemours & Co. | | 188,149 |
| 14,700 | Hercules, Inc.* | | 179,340 |
| 2,500 | International Paper Co. | | 107,775 |
| 300 | Newmont Mining Corp. | | 14,583 |
| 300 | Sigma-Aldrich Corp. | | 17,154 |
| 4,000 | Sonoco Products Co. | | 98,480 |
| 1,400 | Worthington Industries, Inc. | | 25,242 |
| | | | **754,923** |
| **TELECOMMUNICATION SERVICES — 4.4%** | | | |
| 1,080 | AT&T Corp. | | 21,924 |
| 15,500 | AT&T Wireless Services, Inc.* | | 123,845 |
| 5,600 | BellSouth Corp. | | 158,480 |
| 2,300 | Telecom Corp of New Zealand Ltd. | | 64,975 |
| | | | **369,224** |
| **UTILITIES — 4.3%** | | | |
| 7,500 | Alliant Energy Corp. | | 186,750 |
| 3,400 | The Empire District Electric Co. | | 74,562 |
| 2,200 | Progress Energy, Inc. | | 99,572 |
| | | | **360,884** |
| **TOTAL COMMON STOCKS** (Cost $5,886,780) | | | **7,255,120** |

| FACE AMOUNT | DESCRIPTION | | MARKET VALUE |
|---|---|---|---|
| **GOVERNMENT SPONSORED ENTERPRISES — 7.2%** | | | |
| $ 300,000 | Federal Home Loan Mortgage Corporation 1.01%, due January 9, 2004 | $ | 299,933 |
| 300,000 | Federal National Mortgage Association 1.01%, due January 5, 2004 | | 299,966 |
| **TOTAL GOVERNMENT SPONSORED ENTERPRISES** (Cost $599,899) | | | **599,899** |
| **TOTAL INVESTMENTS — 93.7%** (Cost $6,486,679) | | | **7,855,019** |
| Other assets less liabilities — 6.3% | | | 529,807 |
| **TOTAL NET ASSETS — 100.0%** | | **$** | **8,384,826** |

*The identified cost of investments owned at December 31, 2003 was the same for financial statement and federal income tax purposes.*

**Non-income porducing security*

*[a] Foreign security denominated in U.S. dollars.*

*ADR – American Depository Receipt*

*PLC – Public Limited Company*

*See accompanying Notes to Financial Statements.*

4 GOLD BANK FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003

## GOLD BANK MONEY MARKET FUND *(Continued)*

| DESCRIPTION | PRINCIPAL AMOUNT | MARKET VALUE |
|---|---|---|
| Federal Home Loan Bank *(Continued)*: | | |
| 5.49%, due March 23, 2004 | $ 130,000 | $ 131,277 |
| 5.50%, due February 24, 2004 | 150,000 | 150,876 |
| 5.51%, due January 20, 2004 | 800,000 | 801,723 |
| 5.58%, due March 26, 2004 | 500,000 | 505,211 |
| 5.60%, due January 28, 2004 | 325,000 | 326,034 |
| 5.66%, due March 17, 2004 | 500,000 | 504,719 |
| 6.00%, due January 7, 2004 | 500,000 | 500,393 |
| 6.06%, due January 12, 2004 | 150,000 | 150,219 |
| 6.36%, due January 2, 2004 | 200,000 | 200,027 |
| 6.49%, due January 8, 2004 | 500,000 | 500,500 |
| 6.88%, due February 13, 2004 | 250,000 | 251,676 |
| 6.89%, due April 6, 2004 | 1,000,000 | 1,015,083 |
| Federal Home Loan Mortgage Corporation: | | |
| 1.02%, due January 22, 2004 | 500,000 | 499,702 |
| 1.03%, due January 16, 2004 | 300,000 | 299,871 |
| 1.03%, due January 22, 2004 | 1,000,000 | 999,399 |
| 1.03%, due January 23, 2004 | 150,000 | 149,906 |
| 1.03%, due January 29, 2004 | 189,000 | 188,849 |
| 1.03%, due February 10, 2004 | 221,000 | 220,747 |
| 1.03%, due February 26, 2004 | 200,000 | 199,680 |
| 1.04%, due February 2, 2004 | 1,500,000 | 1,498,613 |
| 1.05%, due January 16, 2004 | 500,000 | 499,781 |
| 1.06%, due January 13, 2004 | 567,000 | 566,801 |
| 1.09%, due January 8, 2004 | 375,000 | 374,921 |
| 1.10%, due January 15, 2004 | 572,000 | 571,755 |
| 1.10%, due January 27, 2004 | 338,000 | 337,731 |
| 1.10%, due January 30, 2004 | 465,000 | 464,587 |
| 1.10%, due February 26, 2004 | 400,000 | 399,316 |
| 1.10%, due March 3, 2004 | 180,000 | 179,659 |
| 1.12%, due January 30, 2004 | 230,000 | 229,792 |
| 1.12%, due February 11, 2004 | 400,000 | 399,490 |
| 1.12%, due February 12, 2004 | 500,000 | 499,347 |
| 3.25%, due January 15, 2004 | 2,327,000 | 2,328,841 |
| 3.50%, due February 20, 2004 | 200,000 | 200,527 |
| 5.00%, due January 15, 2004 | 1,000,000 | 1,001,477 |
| 5.25%, due February 15, 2004 | 170,000 | 170,835 |
| 6.31%, due February 26, 2004 | 150,000 | 151,111 |

*Continued on next page.*

DECEMBER 31, 2003 7

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003

## GOLD BANK MONEY MARKET FUND *(Continued)*

| DESCRIPTION | PRINCIPAL AMOUNT | MARKET VALUE |
|---|---|---|
| Federal National Mortgage Association: | | |
| 1.03%, due January 7, 2004 | $ 259,000 | $ 258,956 |
| 1.03%, due January 30, 2004 | 674,000 | 673,441 |
| 1.03%, due February 5, 2004 | 225,000 | 224,775 |
| 1.04%, due January 13, 2004 | 390,000 | 389,865 |
| 1.05%, due January 14, 2004 | 1,665,000 | 1,664,369 |
| 1.06%, due January 9, 2004 | 623,000 | 622,853 |
| 1.08%, due January 20, 2004 | 240,000 | 239,863 |
| 1.08%, due February 6, 2004 | 500,000 | 499,460 |
| 1.09%, due January 28, 2004 | 750,000 | 749,390 |
| 1.09%, due February 17, 2004 | 155,000 | 154,780 |
| 1.09%, due January 20, 2004 | 200,000 | 199,885 |
| 1.09%, due February 2, 2004 | 730,000 | 729,293 |
| 1.10%, due January 5, 2004 | 1,207,000 | 1,206,852 |
| 1.10%, due January 7, 2004 | 400,000 | 399,926 |
| 1.10%, due January 9, 2004 | 1,457,000 | 1,456,644 |
| 1.10%, due January 14, 2004 | 360,000 | 359,857 |
| 1.10%, due January 21, 2004 | 1,244,000 | 1,243,240 |
| 1.10%, due January 23, 2004 | 1,298,000 | 1,297,128 |
| 1.10%, due February 6, 2004 | 600,000 | 599,340 |
| 1.10%, due February 13, 2004 | 115,000 | 114,849 |
| 1.10%, due February 17, 2004 | 140,000 | 139,799 |
| 1.10%, due February 20, 2004 | 180,000 | 179,725 |
| 1.10%, due March 5, 2004 | 875,000 | 873,289 |
| 4.75%, due March 15, 2004 | 1,200,000 | 1,208,864 |
| 5.13%, due February 13, 2004 | 2,263,000 | 2,273,612 |
| 6.85%, due April 5, 2004 | 200,000 | 202,908 |
| **TOTAL GOVERNMENT SPONSORED ENTERPRISES** **(Cost $53,254,929)** | **53,186,000** | **53,254,929** |
| **TOTAL INVESTMENTS — 99.2%** (Cost $59,553,401) | | **59,553,401** |
| Other assets less liabilities — 0.8% | | 484,398 |
| **TOTAL NET ASSETS — 100.0%** | | **$ 60,037,799** |

*The identified cost of investments owned at December 31, 2003 was the same for financial statement and federal income tax purposes.*

*See accompanying Notes to Financial Statements.*

8 GOLD BANK FUNDS ANNUAL REPORT

# STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

| | GOLD BANK EQUITY FUND | GOLD BANK MONEY MARKET FUND |
|---|---|---|
| **ASSETS:** | | |
| Investments, at cost | $ 6,486,679 | $ 59,553,401 |
| Investments, at value | $ 7,855,019 | $ 59,553,401 |
| Cash | 503,043 | 124,241 |
| Receivables: | | |
| Dividends | 13,940 | — |
| Interest | — | 475,058 |
| Fund shares sold | 15,237 | 50 |
| From advisor | 19,040 | 15,843 |
| Prepaid expenses | 2,349 | 2,349 |
| Total assets | 8,408,628 | 60,170,942 |
| **LIABILITIES AND NET ASSETS:** | | |
| Payables: | | |
| Management fees | 5,050 | 25,432 |
| Administrative fees | 7,545 | 7,545 |
| Other fees | 11,207 | 11,922 |
| Dividends | — | 28,244 |
| Fund shares redeemed | — | 60,000 |
| Total liabilities | 23,802 | 133,143 |
| **NET ASSETS** | **$ 8,384,826** | **$ 60,037,799** |
| **NET ASSETS CONSIST OF:** | | |
| Capital (capital stock and paid-in capital) | $ 6,993,357 | $ 60,035,737 |
| Undistributed net investment income | 2,022 | 2,099 |
| Accumulated net realized gain on sale of investments | 21,107 | (37) |
| Net unrealized appreciation in value of investments | 1,368,340 | — |
| **NET ASSETS APPLICABLE TO OUTSTANDING SHARES** | **$ 8,384,826** | **$ 60,037,799** |
| Capital shares, $1.00 par value: | | |
| Authorized | Unlimited | Unlimited |
| Outstanding | 715,445 | 60,035,737 |
| **NET ASSET VALUE PER SHARE** | **$ 11.72** | **$ 1.00** |

*See accompanying Notes to Financial Statements.*

DECEMBER 31, 2003 9

## STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

| | GOLD BANK EQUITY FUND | GOLD BANK MONEY MARKET FUND |
|---|---|---|
| **INVESTMENT INCOME:** | | |
| Dividends | $ 110,222 | $ — |
| Interest | 1,817 | 675,507 |
| Foreign tax withheld | (649) | — |
| | 111,390 | 675,507 |
| **EXPENSES:** | | |
| Advisory fees | 36,901 | 225,737 |
| Management fees | 6,050 | 49,252 |
| Registration fees | 3,284 | 7,952 |
| 12b-1 fees | 13,495 | — |
| Custody and accounting fees | 72,666 | 97,846 |
| Shareholder expenses | 22,517 | 22,502 |
| Professional fees | 35,156 | 34,938 |
| Trustee expenses | 5,315 | 5,315 |
| Other expenses | 422 | 422 |
| Total expenses before voluntary reduction of management fees | 195,806 | 443,964 |
| Less: fee waivers and expense reimbursements | (134,893) | (134,927) |
| Net expenses | 60,913 | 309,037 |
| Net investment income | 50,477 | 366,470 |
| **NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:** | | |
| Realized gain from: | | |
| Investment transactions | 104,753 | 539 |
| Change in net unrealized appreciation from: | | |
| Investments | 1,592,971 | — |
| Net gain on investments | 1,697,724 | 539 |
| **Increase in net assets resulting from operations** | **$ 1,748,201** | **$ 367,009** |

*See accompanying Notes to Financial Statements.*

10 GOLD BANK FUNDS ANNUAL REPORT

## STATEMENTS OF CHANGES IN NET ASSETS

| | GOLD BANK EQUITY FUND | | GOLD BANK MONEY MARKET FUND | |
|---|---|---|---|---|
| | YEAR ENDED DECEMBER 3,2003 | YEAR ENDED DECEMBER 31, 2002 | YEAR ENDED DECEMBER 31, 2003 | YEAR ENDED DECEMBER 31, 2002 |
| **OPERATIONS:** | | | | |
| Net investment income | $ 50,477 | $ 20,528 | $ 366,470 | $ 467,246 |
| Net realized gain from investment transactions | 104,753 | 11,500 | 539 | 2,060 |
| Change in net unrealized appreciation (depreciation) on investments | 1,592,971 | (224,631) | — | — |
| Net increase (decrease) in net assets resulting from operations | 1,748,201 | (192,603) | 367,009 | 469,306 |
| **DISTRIBUTIONS TO SHAREHOLDERS:** | | | | |
| Net investment income | (48,538) | (20,445) | (366,470) | (467,246) |
| Net realized gain from investment transactions | (83,681) | (11,465) | (537) | — |
| Total distributions to shareholders | (132,219) | (31,910) | (367,007) | (467,246) |
| **CAPITAL SHARE TRANSACTIONS:** | | | | |
| Shares sold | 4,385,019 | 3,304,632 | 196,146,400 | 121,454,475 |
| Reinvested distributions | 23,628 | 20,528 | 4,495 | 7,344 |
| | 4,408,647 | 3,325,160 | 196,150,895 | 121,461,819 |
| Shares repurchased | (692,788) | (97,662) | (183,898,069) | (73,728,908) |
| Net increase from capital share transactions | 3,715,859 | 3,227,498 | 12,252,826 | 47,732,911 |
| Net increase in net assets | 5,331,841 | 3,002,985 | 12,252,828 | 47,734,971 |
| **NET ASSETS:** | | | | |
| Beginning of year | 3,052,985 | 50,000 | 47,784,971 | 50,000 |
| End of year | **$ 8,384,826** | **$ 3,052,985** | **$ 60,037,799** | **$ 47,784,971** |
| Undistributed (distributions in excess of) net investment income | **$ 2,022** | **$ 83** | **$ 2,099** | **$ —** |
| Fund share transactions: | | | | |
| Shares sold | 450,866 | 334,955 | 196,146,400 | 121,454,475 |
| Reinvested distributions | 2,058 | 2,226 | 4,495 | 7,344 |
| | 452,924 | 337,181 | 196,150,895 | 121,461,819 |
| Shares repurchased | (68,947) | (10,713) | (183,898,069) | (73,728,908) |
| Net increase in fund shares | 383,977 | 326,468 | 12,252,826 | 47,732,911 |

*See accompanying Notes to Financial Statements.*

DECEMBER 31, 2003 11

NOTES TO FINANCIAL STATEMENTS

## 1. SIGNIFICANT ACCOUNTING POLICIES

The Gold Bank Funds (comprised of the Gold Bank Equity Fund and Gold Bank Money Market Fund and collectively referred to herein as the "Funds") is a series type fund registered under the Investment Company Act of 1940, as amended, as a no-load open-end, diversified management investment company. The Funds were organized on December 6, 2001, and commenced operations on January 1, 2002. The Gold Bank Funds are required to account for the assets of each series separately and to allocate general liabilities of the Gold Bank Funds to each series based upon the relative net assets of each series. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements:

**A. Investment Valuation** — Securities are valued at the latest sales price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the mean between the last reported bid and asked prices. Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates in London last quoted by a major bank. If such quotations are not available as of 4:00 P.M. (Eastern Time), the rate of exchange will be determined in good faith by the Board of Directors.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, securities in the Money Market Fund are valued at amortized cost, which approximates market value.

**B. Investment Transactions and Investment Income** — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.

**C. Expense Limitations** — Gold Capital Management, Inc. (the Manager) has contractually agreed for a period of one year ending April 30, 2005 to waive fees and/or to make payments to limit the total operating expenses of the Funds to an annual rate of 1.05% of average daily net assets for Gold Bank Equity Fund; and 0.55% of average daily net assets for Gold Bank Money Market Fund.

This expense limitation may be continued under a contractual or voluntary arrangement or be terminated by the Manager. The Manager may be reimbursed by the Funds for such expenses for a period of three years from the date the expense was waived or paid. This may be done only if such reimbursement does not exceed the expense cap percentage disclosed above. At December 31, 2003, the total dollar amounts available for reimbursement to the Manager for the Gold Bank Equity Fund and Gold Bank Money Market Fund were $178,210 and $171,966, respectively.

**D. Repurchase Agreements** — The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds' investment advisor deems creditworthy under guidelines approved by the Funds' Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

**E. Federal and State Taxes** — The Funds complied with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required.

**F. Distributions to Shareholders** — Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States.

**G. Use of Estimates** — The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to

12 GOLD BANK FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

## 2. MANAGEMENT FEES

Management fees are paid to Gold Capital Management, Inc. in accordance with the advisory agreement with the Funds. Listed below are management fees as a percentage of average daily net assets.

| FUND | ANNUAL RATE PERCENTAGE |
|---|---|
| Gold Bank Equity Fund | 0.75% |
| Gold Bank Money Market Fund | 0.50% |

## 3. DISTRIBUTION PLAN

The Gold Bank Equity Fund has adopted a Distribution Plan related to the offering of shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides for payments at an annual rate of 0.25% of the average daily net assets of the Gold Bank Equity Fund.

## 4. FEDERAL TAX MATTERS

Net investment income and net realized gains (losses) may differ for financial statements and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. There were no permanent differences during the current year. The following permanent adjustments were made during the current year:

| FUND | PAID IN CAPITAL | ACCUMULATED REALIZED CAPITAL GAIN/(LOSS) | UNDISTRIBUTED NET INVESTMENT INCOME |
|---|---|---|---|
| Gold Bank Money Market | — | (2,099) | 2,099 |

The tax character of distributions paid during the year ended December 31, 2003, were identical to those distributions reported in the Statement of Changes in Net Assets except as follows:

| | 2003 | | | |
|---|---|---|---|---|
| FUND | ORDINARY | CAPITAL GAIN | RETURN OF CAPITAL | TOTAL |
| Gold Bank Equity | $ .07 | $ .12 | $ — | $ .19 |
| Gold Bank Money Market | .01 | $ — | $ — | .01 |

Short Term capital gain distributions are treated as ordinary distributions for tax purposes.

As of December 31, 2003 the components of accumulated earnings (deficit) on a tax basis were identical to those reported in the Statements of Assets and Liabilities.

For the year ended December 31, 2003 for corporate shareholders, the following percentages of ordinary income distributions qualify for corporate dividends received deduction:

| FUND | PERCENTAGE |
|---|---|
| Gold Bank Equity | 100% |

For the fiscal year ended December 31, 2003, certain dividends paid by Gold Bank Equity Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $89,984 as taxed at the maximum rate of 15%. Complete information will be computed and reported in conjunction with the 2003 Form1099-DIV.

## 5. INVESTMENT TRANSACTIONS

Investment transactions for the year ended December 31, 2003 (excluding activities related to short-term commercial notes and repurchase agreements) are as follows:

**Gold Bank Equity Fund:**

| | |
|---|---|
| Purchases | $ 3,339,133 |
| Proceeds from sales | 387,406 |

## 6. EXPENSE REDUCTIONS

The Funds have entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

## 7. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. Effective June 6, 2003, SSB began performing accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset values.

DECEMBER 31, 2003 13

# FINANCIAL HIGHLIGHTS

## GOLD BANK EQUITY FUND

*Condensed data for a share of capital stock outstanding throughout each period.*

| | YEAR ENDED DECEMBER 31, 2003 | YEAR ENDED DECEMBER 31, 2002 |
|---|---|---|
| Net asset value, beginning of year | $ 9.21 | $ 10.00 |
| Income (loss) from investment operations | | |
| Net investment income (loss) | .07 | .06 |
| Net gains (losses) on securities (both realized and unrealized) | 2.63 | (.75) |
| Total from investment operations | 2.70 | (.69) |
| Less distributions: | | |
| Distributions from net investment income | (.07) | (.06) |
| Distributions from capital gains | (.12) | (.04) |
| Total distributions | (.19) | (.10) |
| Net asset value, end of year | $ 11.72 | $ 9.21 |
| Total Return | 29.38% | (6.90)% |
| **Ratios/Supplemental Data** | | |
| Net assets, end of period (in thousands) | $ 8,385 | $ 3,053 |
| Ratio of expenses to average net assets | 1.05% | 1.05% |
| Ratio of expenses to average net assets before fee waivers and expense reimbursements | 3.36% | 3.20% |
| Ratio of net investment income (loss) to average net assets | .87% | 1.02% |
| Ratio of net investment income (loss) to average net assets before fee waivers and expense reimbursements | (1.45)% | (1.13)% |
| Portfolio turnover rate | 8% | 3% |

## GOLD BANK MONEY MARKET FUND

*Condensed data for a share of capital stock outstanding throughout each period.*

| | YEAR ENDED DECEMBER 31, 2003 | YEAR ENDED DECEMBER 31, 2002 |
|---|---|---|
| Net asset value, beginning of year | $ 1.00 | $ 1.00 |
| Income (loss) from investment operations | | |
| Net investment income | .01 | .01 |
| Total from investment operations | .01 | .01 |
| Less distributions: | | |
| Distributions from net investment income | (.01) | (.01) |
| Net asset value, end of year | $ 1.00 | $ 1.00 |
| Total Return | .66% | 1.24% |
| **Ratios/Supplemental Data** | | |
| Net assets, end of year (in thousands) | $ 60,038 | $ 47,785 |
| Ratio of expenses to average net assets | .55% | .55% |
| Ratio of expenses to average net assets before fee waivers and expense reimbursements | .79% | .65% |
| Ratio of net investment income to average net assets | .65% | 1.23% |
| Ratio of net investment income to average net assets before fee waivers and expense reimbursements | .41% | 1.13% |

*See accompanying Notes to Financial Statements.*

14 GOLD BANK FUNDS ANNUAL REPORT

## REPORT OF INDEPENDENT AUDITORS

**The Board of Directors and Shareholders of the Gold Bank Funds**

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Gold Bank Funds (comprised of Gold Bank Equity Fund and Gold Bank Money Market Fund) as of December 31, 2003, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years then ended and the financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Gold Bank Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the custodian. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Gold Bank Funds at December 31, 2003, and the results of their operations for the year then ended, changes in net assets for each of the two years then ended and financial highlights for each of the years indicated therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Kansas City, Missouri
February 6, 2004

DECEMBER 31, 2003 15

NOTICE TO SHAREHOLDERS

**Trustees and Officers of the Funds (unaudited)**

The officers of the Trust manage the Trust's day-to-day operations pursuant to the laws of the State of Delaware. The Trust's officers and its Advisor are subject to the supervision and control of the Board of Trustees. The Trustees have approved contracts under which certain companies provide essential management services to the Funds. The Funds pay the fees for the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Advisor.

The following table lists the name, age, and address of the Trustees and Officers of the Trust.

| NAME, AGE AND ADDRESS | POSITION(S) HELD WITH FUND AND LENGTH OF TIME SERVED | TERM OF OFFICE | PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS | NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE | OTHER DIRECTORSHIPS HELD BY TRUSTEE |
|---|---|---|---|---|---|
| INTERESTED TRUSTEES | | | | | |
| [(a)] Larry D. Armel (61) 10975 El Monte, Suite 225, Overland Park, KS 66211 | Trustee and Chairman; Served since 2001 | For lifetime of the Trust or until earlier resignation or removal | Retired/Self-employed (consulting) since January of 2000; and, formerly: President and Director of Jones & Babson, Inc. (mutual fund management company); Chairman, President and Director, each of the Babson Funds (nine mutual funds with ten portfolios), Buffalo Funds (five mutual funds) and UMB Scout Funds (thirteen mutual funds with fourteen portfolios); President, Principal Executive Officer and Director, Investors Mark Series Fund, Inc. (nine mutual funds); and, Director, AFBA Five Star Fund, Inc. (four mutual funds). | Two | None |
| [(a)] Malcolm M. Aslin (55) 10975 El Monte, Suite 225, Overland Park, KS 66211 | Trustee and President; Served since 2001 | For lifetime of the Trust or until earlier resignation or removal | CEO & President, Gold Banc Corporation, Inc. (banking and financial services); Chairman and President, Gold Financial Services, Inc. (financial holding company); Chairman, ComputNet Engineering, Inc. (data processing & info tech services); Chairman, Gold Insurance, Inc. (full line insurance agency); Chairman, Gold Investment Advisors, Inc. (investment advisor services); Chairman, Gold Reinsurance Company Ltd. (reinsurance company); President, Gold Merchant Banc, Inc. (merchant bank); and, formerly Chairman of Western National Bank and Unison Bancorporation. | Two | Gold Banc Corporation, Inc. (banking and financial services). |
| [(a)] David B. Anderson (56) 10975 El Monte, Suite 225, Overland Park, KS 66211 | Trustee, Chief Investment Officer and Vice President; Served since 2001 | For lifetime of the Trust or until earlier resignation or removal | Executive Vice President and Chief Investment Officer, Gold Bank Trust Company; Senior Vice President of Gold Capital Management, Inc.; and, formerly officer in charge of the Trust Investment Division of UMB Bank | Two | None |

[(a)] *Each of these Trustees may be deemed to be an "interested person" of the Funds as that term is defined in the Investment Company Act of 1940, as amended. Messr. Armel is an interested Trustee as a result of a business consulting relationship with Gold Capital Management, Inc. relating to the formation of the Trust. Messrs. Aslin and Anderson are interested Trustees due to their employment by Gold Banc Corporation, Inc. and Gold Capital Management, Inc., respectively. Gold Capital Management, Inc. serves as the Funds Investment Advisor, Distributor and Manager.*

16 GOLD BANK FUNDS ANNUAL REPORT

NOTICE TO SHAREHOLDERS

| NAME, AGE AND ADDRESS | POSITION(S) HELD WITH FUND AND LENGTH OF TIME SERVED | TERM OF OFFICE | PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS | NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE | OTHER DIRECTORSHIPS HELD BY TRUSTEE |
|---|---|---|---|---|---|
| **INDEPENDENT TRUSTEES** | | | | | |
| George R. Adair (83)<br>10975 El Monte, Suite 225,<br>Overland Park, KS 66211 | Trustee; Served since 2001 | For lifetime of the Trust or until earlier resignation or removal | Retired | Two | None |
| Norman L. Cochran (81)<br>10975 El Monte, Suite 225,<br>Overland Park, KS 66211 | Trustee; Served since 2001 | For lifetime of the Trust or until earlier resignation or removal | Retired | Two | None |
| Sue Heckart (64)<br>10975 El Monte, Suite 225,<br>Overland Park, KS 66211 | Trustee; Served since 2001 | For lifetime of the Trust or until earlier resignation or removal | President of Heckart Funeral Homes. | Two | None |
| Thomas A. Knox (27)<br>10975 El Monte, Suite 225,<br>Overland Park, KS 66211 | Trustee; Served since 2001 | For lifetime of the Trust or until earlier resignation or removal | Assistant Professor of Finance, University of Chicago Graduate of Business. | Two | None |
| **OFFICERS** | | | | | |
| Lee E. Derr (54)<br>10975 El Monte, Suite 225,<br>Overland Park, KS 66211 | Chief Financial Officer; Served since 2003 | NA | Vice President of Gold Banc Corporation, Inc. (banking and financial services) for the past two and a half years; Private financial consultant previous to joining Gold Banc Corporation, Inc. | | |
| Stephen R. Oliver (52)<br>10975 El Monte, Suite 225,<br>Overland Park, KS 66211 | Vice President, COO, Secretary and Chief Compliance Officer; Served since 2001 | NA | Senior Vice President, Gold Capital Management, Inc. (broker/dealer); Senior Vice President, Gold Financial Services, Inc. (financial holding company); President, Gold Insurance, Inc. (full line insurance agency); and, President, Gold Reinsurance Company Ltd. (reinsurance company). | | |

*The Statement of Additional Information ("SAI") includes additional information about the Funds Trustees and is available upon request without charge by calling 1-800-481-2591, or writing Gold Bank Funds, P.O. Box 7410, Overland Park, KS 66207.*

*This report has been prepared for the information of the Shareholders of Gold Bank Equity Fund and Gold Bank Money Market Fund, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Gold Capital Management, Inc.*

DECEMBER 31, 2003 17

Item 2.  Code of Ethics

Shortly after the end of period covered by this report, at a meeting of the Board of Trustees held on February 3, 2004, Gold Bank Funds (the “Trust”), adopted a code of ethics that applies to its principal executive officer (President) and principal financial officer (Treasurer) (the “Code”).   Because the Code was not yet in place, there were no amendments to the Code during the fiscal year ended December 31, 2003 and there were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2003.

Item 3.  Audit Committee Financial Expert

The Trust’s Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee.  The name of the audit committee financial expert is Norman L. Cochran.  Mr. Cochran is “independent” as defined in Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services

(a)

- (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the Trust’s principal accountant were as follows:

	2003	2002
(a) Audit Fees	$18,100	$15,000
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$ 4,050	$ 2,600
(d) All Other Fees	$ 0	$ 0

Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings, including registration statements. Tax fees include amounts related to tax compliance, tax planning, and tax advice, specifically preparation of the tax returns and excise tax distribution calculation services.

(e)

(1) The registrant's audit committee charter requires audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to be pre-approved in advance.

(2) None of the services described in (b) - (d) above were approved by the audit committee specifically pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) There were no other fees billed for the most recent fiscal year and the preceding fiscal year by the Trust's principal accountant for non-audit services rendered to the Trust, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust that were not already disclosed in (a) – (e) above.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Reserved

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

 Not applicable.

Item 10.  Controls and Procedures

(a)

The Principal Executive and Financial Officers concluded that the registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected or are reasonably likely to materially affect registrant’s internal control over financial reporting.

Item 11.  Exhibits

(a)

Code of Ethics is filed herewith.

(b)

Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gold Bank Funds

/s/ Malcolm M. Aslin
Malcolm M. Aslin
Principal Executive Officer
March 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Malcolm M. Aslin

Malcolm M. Aslin

Principal Executive Officer

March 8, 2004

/s/ Lee E. Derr
Lee E. Derr
Principal Financial Officer
March 8, 2004